TRADE ACCOUNTS RECEIVABLE - Noncurrent trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current trade accounts receivable
Resale of good to other entities	R$ 122,651	R$ 143,265
Impact of the present-value adjustment on resale of good to other entities	16,011	32,920
Soluciona TI
Non-current trade accounts receivable
Noncurrent receivable form related parties	106,206	104,874
Impact of the present-value adjustment on resale of good to legal entities	33,614	3,005
OI group
Non-current trade accounts receivable
Accounts receivable from negotiations on the bankruptcy	45,031	57,272
Present-value adjustment on accounts receivable arising from negotiations on the bankruptcy	R$ 15,535	R$ 10,268